Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and Cash Equivalents		$ 234.1	$ 214.6
Restricted Cash		210.0	198.0
Other Temporary Investments		159.1	161.7
Accounts Receivable:
Customers		699.0	643.9
Accrued Unbilled Revenues		209.3	230.2
Pledged Accounts Receivable - AEP Credit		999.8	954.2
Miscellaneous		55.2	101.2
Allowance for Uncollectible Accounts		(36.8)	(38.5)
Total Accounts Receivable		1,926.5	1,891.0
Fuel		341.5	387.7
Materials and Supplies		579.6	565.5
Risk Management Assets		162.8	126.2
Regulatory Asset for Under-Recovered Fuel Costs		150.1	292.5
Margin Deposits		141.4	105.5
Prepayments and Other Current Assets		208.8	310.4
TOTAL CURRENT ASSETS		4,113.9	4,253.1
Property, Plant and Equipment
Generation		21,699.9	20,760.5
Transmission		21,531.0	18,972.5
Distribution		21,195.4	19,868.5
Other Property, Plant and Equipment		4,265.0	3,706.3
Construction Work in Progress		4,393.9	4,120.7
Total Property, Plant and Equipment		73,085.2	67,428.5
Accumulated Depreciation and Amortization		17,986.1	17,167.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		55,099.1	50,261.5
Other Noncurrent Assets
Regulatory Assets		3,310.4	3,587.6
Securitized Assets		920.6	1,211.2
Spent Nuclear Fuel and Decommissioning Trusts		2,474.9	2,527.6
Goodwill		52.5	52.5
Long-term Risk Management Assets		254.0	282.1
Deferred Charges and Other Noncurrent Assets		2,577.4	2,553.5
TOTAL OTHER NONCURRENT ASSETS		9,589.8	10,214.5
TOTAL ASSETS		68,802.8	64,729.1
Current Liabilities
Accounts Payable		1,874.3	2,065.3
Short-term Debt:
Securitized Debt for Receivables - AEP Credit	[1]	750.0	718.0
Other Short-term Debt		1,160.0	920.6
Total Short-term Debt		1,910.0	1,638.6
Long-term Debt Due Within One Year		1,698.5	1,753.7
Risk Management Liabilities		55.0	61.6
Customer Deposits		412.2	357.0
Accrued Taxes		1,218.0	1,115.5
Accrued Interest		231.7	234.5
Obligations Under Capital Leases		55.5	59.0
Regulatory Liability for Over-Recovered Fuel Costs		58.6	11.9
Other Current Liabilities		1,190.5	1,033.2
TOTAL CURRENT LIABILITIES		8,648.8	8,271.3
Noncurrent Liabilities
Long-term Debt		21,648.2	19,419.6
Long-term Debt - Affiliated		0.0	0.0
Long-term Risk Management Liabilities		263.4	322.0
Deferred Income Taxes		7,086.5	6,813.9
Regulatory Liabilities and Deferred Investment Tax Credits		8,540.3	8,422.3
Asset Retirement Obligations		2,287.7	1,925.5
Employee Benefits and Pension Obligations		377.1	398.1
Obligations Under Capital Leases		233.5	238.8
Deferred Credits and Other Noncurrent Liabilities		782.6	830.9
TOTAL NONCURRENT LIABILITIES		40,985.8	38,132.3
TOTAL LIABILITIES		49,634.6	46,403.6
Rate Matters
Commitments and Contingencies
Redeemable Noncontrolling Interest		69.4	0.0
Contingently Redeemable Performance Share Awards		39.4	11.9
Total Mezzanine Equity		108.8	11.9
Equity
Common Stock		3,337.4	3,329.4
Paid-in Capital		6,486.1	6,398.7
Retained Earnings		9,325.3	8,626.7
Accumulated Other Comprehensive Income (Loss)		(120.4)	(67.8)
TOTAL COMMON SHAREHOLDERS' EQUITY		19,028.4	18,287.0
Noncontrolling Interests		31.0	26.6
TOTAL EQUITY		19,059.4	18,313.6
TOTAL LIABILITIES AND EQUITY		68,802.8	64,729.1
AEP Texas Inc. [Member]
Current Assets
Cash and Cash Equivalents		3.1	2.0
Restricted Cash		156.7	155.2
Advances to Affiliates		8.0	111.9
Accounts Receivable:
Customers		110.9	105.3
Affiliated Companies		15.0	12.3
Accrued Unbilled Revenues		70.4	75.8
Miscellaneous		1.9	1.3
Allowance for Uncollectible Accounts		(1.3)	(0.7)
Total Accounts Receivable		196.9	194.0
Fuel		8.8	3.6
Materials and Supplies		52.8	52.0
Risk Management Assets		0.0	0.5
Accrued Tax Benefits		44.9	41.0
Prepayments and Other Current Assets		5.3	3.6
TOTAL CURRENT ASSETS		476.5	563.8
Property, Plant and Equipment
Generation		352.1	350.7
Transmission		3,683.6	3,053.6
Distribution		4,043.2	3,718.6
Other Property, Plant and Equipment		727.9	461.0
Construction Work in Progress		836.2	835.7
Total Property, Plant and Equipment		9,643.0	8,419.6
Accumulated Depreciation and Amortization		1,651.2	1,594.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		7,991.8	6,825.1
Other Noncurrent Assets
Regulatory Assets		430.0	378.7
Securitized Assets		649.1	891.2
Deferred Charges and Other Noncurrent Assets		56.3	114.8
TOTAL OTHER NONCURRENT ASSETS		1,135.4	1,384.7
TOTAL ASSETS		9,603.7	8,773.6
Current Liabilities
Advances from Affiliates		216.0	0.0
Accounts Payable		276.5	379.4
Affiliated Companies		30.3	30.2
Short-term Debt:
Long-term Debt Due Within One Year		501.1	266.1
Risk Management Liabilities		0.2	0.0
Accrued Taxes		75.5	77.2
Accrued Interest		37.3	42.2
Oklaunion Purchase Power Agreement		24.3	0.0
Obligations Under Capital Leases		4.5	4.2
Other Current Liabilities		98.3	76.4
TOTAL CURRENT LIABILITIES		1,259.5	871.5
Noncurrent Liabilities
Long-term Debt		3,380.2	3,383.2
Deferred Income Taxes		913.1	913.1
Regulatory Liabilities and Deferred Investment Tax Credits		1,344.3	1,320.5
Oklaunion Purchase Power Agreement		22.1	52.0
Obligations Under Capital Leases		24.0	18.5
Deferred Credits and Other Noncurrent Liabilities		104.0	63.4
TOTAL NONCURRENT LIABILITIES		5,763.7	5,732.2
TOTAL LIABILITIES		7,023.2	6,603.7
Rate Matters
Commitments and Contingencies
Equity
Paid-in Capital		1,257.9	1,057.9
Retained Earnings		1,337.7	1,124.6
Accumulated Other Comprehensive Income (Loss)		(15.1)	(12.6)
TOTAL EQUITY		2,580.5	2,169.9
TOTAL LIABILITIES AND EQUITY		9,603.7	8,773.6
AEP Transmission Co [Member]
Current Assets
Cash and Cash Equivalents		0.0	0.0
Advances to Affiliates		96.9	146.3
Accounts Receivable:
Customers		11.8	15.0
Affiliated Companies		61.0	93.2
Miscellaneous		0.0	1.3
Total Accounts Receivable		72.8	109.5
Materials and Supplies		19.0	13.6
Accrued Tax Benefits		33.4	49.4
Prepayments and Other Current Assets		3.4	7.6
TOTAL CURRENT ASSETS		225.5	326.4
Property, Plant and Equipment
Transmission		6,515.8	5,319.7
Other Property, Plant and Equipment		174.0	126.8
Construction Work in Progress		1,578.3	1,324.0
Total Property, Plant and Equipment		8,268.1	6,770.5	[2]
Accumulated Depreciation and Amortization		271.9	152.6	[2]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		7,996.2	6,617.9	[2],[3]
Other Noncurrent Assets
Regulatory Assets		12.9	11.7
Deferred Property Taxes		157.9	125.0
Deferred Charges and Other Noncurrent Assets		1.6	1.1
TOTAL OTHER NONCURRENT ASSETS		172.4	137.8
TOTAL ASSETS		8,394.1	7,082.1	[2]
Current Liabilities
Advances from Affiliates		45.4	15.7
Accounts Payable		347.2	484.5
Affiliated Companies		56.0	66.1
Short-term Debt:
Long-term Debt Due Within One Year		85.0	50.0
Accrued Taxes		288.9	231.5
Accrued Interest		15.9	15.0
Obligations Under Capital Leases		0.1	0.1
Other Current Liabilities		3.8	4.1
TOTAL CURRENT LIABILITIES		842.2	866.9
Noncurrent Liabilities
Long-term Debt		2,738.0	2,500.4
Deferred Income Taxes		704.4	600.4
Regulatory Liabilities and Deferred Investment Tax Credits		521.3	493.8
Obligations Under Capital Leases		0.0	0.1
Deferred Credits and Other Noncurrent Liabilities		18.4	30.7
TOTAL NONCURRENT LIABILITIES		3,982.1	3,625.3
TOTAL LIABILITIES		4,824.3	4,492.2
Rate Matters
Commitments and Contingencies
Equity
Members' Capital		2,480.6	1,816.6
Retained Earnings		1,089.2	773.3
TOTAL MEMBER'S EQUITY		3,569.8	2,589.9
TOTAL LIABILITIES AND EQUITY		8,394.1	7,082.1
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents		4.2	2.9
Restricted Cash		25.6	16.3
Advances to Affiliates		23.0	23.5
Accounts Receivable:
Customers		146.5	123.1
Affiliated Companies		73.4	69.3
Accrued Unbilled Revenues		63.5	74.1
Miscellaneous		2.3	1.1
Allowance for Uncollectible Accounts		(2.3)	(3.7)
Total Accounts Receivable		283.4	263.9
Fuel		61.3	89.3
Materials and Supplies		100.1	99.5
Risk Management Assets		57.2	24.9
Regulatory Asset for Under-Recovered Fuel Costs		99.6	88.8
Prepayments and Other Current Assets		44.3	27.1
TOTAL CURRENT ASSETS		698.7	636.2
Property, Plant and Equipment
Generation		6,509.6	6,446.9
Transmission		3,317.7	3,019.9
Distribution		3,989.4	3,763.8
Other Property, Plant and Equipment		485.8	427.9
Construction Work in Progress		490.2	483.0
Total Property, Plant and Equipment		14,792.7	14,141.5
Accumulated Depreciation and Amortization		4,124.4	3,896.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		10,668.3	10,245.1
Other Noncurrent Assets
Regulatory Assets		475.8	573.9
Securitized Assets		258.7	282.3
Long-term Risk Management Assets		0.9	1.1
Deferred Charges and Other Noncurrent Assets		188.1	190.0
TOTAL OTHER NONCURRENT ASSETS		923.5	1,047.3
TOTAL ASSETS		12,290.5	11,928.6
Current Liabilities
Advances from Affiliates		205.6	186.0
Accounts Payable		263.8	264.9
Affiliated Companies		84.0	92.7
Short-term Debt:
Long-term Debt Due Within One Year		430.7	249.2
Risk Management Liabilities		0.4	1.3
Customer Deposits		88.4	86.1
Accrued Taxes		89.3	94.5
Obligations Under Capital Leases		6.1	6.6
Other Current Liabilities		191.8	149.5
TOTAL CURRENT LIABILITIES		1,354.0	1,124.2
Noncurrent Liabilities
Long-term Debt		3,631.9	3,730.9
Long-term Risk Management Liabilities		0.2	0.2
Deferred Income Taxes		1,625.8	1,565.7
Regulatory Liabilities and Deferred Investment Tax Credits		1,449.7	1,454.9
Asset Retirement Obligations		107.1	100.2
Employee Benefits and Pension Obligations		57.1	73.3
Obligations Under Capital Leases		33.7	34.9
Deferred Credits and Other Noncurrent Liabilities		58.6	74.7
TOTAL NONCURRENT LIABILITIES		6,930.4	6,999.9
TOTAL LIABILITIES		8,284.4	8,124.1
Rate Matters
Commitments and Contingencies
Equity
Common Stock		260.4	260.4
Paid-in Capital		1,828.7	1,828.7
Retained Earnings		1,922.0	1,714.1
Accumulated Other Comprehensive Income (Loss)		(5.0)	1.3
TOTAL EQUITY		4,006.1	3,804.5
TOTAL LIABILITIES AND EQUITY		12,290.5	11,928.6
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents		2.4	1.3
Advances to Affiliates		12.7	12.4
Accounts Receivable:
Customers		63.1	56.4
Affiliated Companies		75.0	50.0
Accrued Unbilled Revenues		3.6	7.3
Miscellaneous		1.4	2.0
Allowance for Uncollectible Accounts		(0.1)	(0.1)
Total Accounts Receivable		143.0	115.6
Fuel		37.3	31.4
Materials and Supplies		167.3	160.6
Risk Management Assets		8.6	7.6
Accrued Tax Benefits		26.6	58.4
Regulatory Asset for Under-Recovered Fuel Costs		0.0	15.0
Accrued Reimbursement of Spent Nuclear Fuel Costs		7.9	10.8
Prepayments and Other Current Assets		24.6	20.9
TOTAL CURRENT ASSETS		430.4	434.0
Property, Plant and Equipment
Generation		4,887.2	4,445.9
Transmission		1,576.8	1,504.0
Distribution		2,249.7	2,069.3
Other Property, Plant and Equipment		583.8	595.2
Construction Work in Progress		465.3	460.2
Total Property, Plant and Equipment		9,762.8	9,074.6
Accumulated Depreciation and Amortization		3,151.6	3,024.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,611.2	6,050.4
Other Noncurrent Assets
Regulatory Assets		512.5	579.4
Spent Nuclear Fuel and Decommissioning Trusts		2,474.9	2,527.6
Long-term Risk Management Assets		0.6	0.7
Deferred Charges and Other Noncurrent Assets		193.0	179.9
TOTAL OTHER NONCURRENT ASSETS		3,181.0	3,287.6
TOTAL ASSETS		10,222.6	9,772.0
Current Liabilities
Advances from Affiliates		1.1	211.6
Accounts Payable		174.7	154.5
Affiliated Companies		70.2	98.3
Short-term Debt:
Long-term Debt Due Within One Year		155.4	474.7
Risk Management Liabilities		0.3	3.5
Customer Deposits		38.0	37.7
Accrued Taxes		90.7	81.3
Accrued Interest		37.3	37.5
Obligations Under Capital Leases		5.3	5.8
Regulatory Liability for Over-Recovered Fuel Costs		27.4	2.7
Other Current Liabilities		103.0	109.5
TOTAL CURRENT LIABILITIES		698.1	1,211.3
Noncurrent Liabilities
Long-term Debt		2,880.0	2,270.4
Long-term Risk Management Liabilities		0.1	0.1
Deferred Income Taxes		948.0	953.8
Regulatory Liabilities and Deferred Investment Tax Credits		1,574.5	1,708.7
Asset Retirement Obligations		1,681.3	1,321.6
Obligations Under Capital Leases		33.4	34.3
Deferred Credits and Other Noncurrent Liabilities		87.8	88.5
TOTAL NONCURRENT LIABILITIES		7,171.7	6,343.1
TOTAL LIABILITIES		7,869.8	7,554.4
Rate Matters
Commitments and Contingencies
Equity
Common Stock		56.6	56.6
Paid-in Capital		980.9	980.9
Retained Earnings		1,329.1	1,192.2
Accumulated Other Comprehensive Income (Loss)		(13.8)	(12.1)
TOTAL EQUITY		2,352.8	2,217.6
TOTAL LIABILITIES AND EQUITY		10,222.6	9,772.0
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents		4.9	3.1
Restricted Cash		27.6	26.6
Accounts Receivable:
Customers		111.1	67.8
Affiliated Companies		70.8	70.2
Accrued Unbilled Revenues		21.4	29.7
Miscellaneous		0.3	1.9
Allowance for Uncollectible Accounts		(1.0)	(0.6)
Total Accounts Receivable		202.6	169.0
Materials and Supplies		42.9	41.9
Renewable Energy Credits		25.9	25.0
Risk Management Assets		0.0	0.6
Regulatory Asset for Under-Recovered Fuel Costs		0.4	115.9
Prepayments and Other Current Assets		15.3	15.8
TOTAL CURRENT ASSETS		319.6	397.9
Property, Plant and Equipment
Transmission		2,544.3	2,419.2
Distribution		4,942.3	4,626.4
Other Property, Plant and Equipment		574.8	495.9
Construction Work in Progress		432.1	410.1
Total Property, Plant and Equipment		8,493.5	7,951.6
Accumulated Depreciation and Amortization		2,218.6	2,184.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,274.9	5,766.8
Other Noncurrent Assets
Regulatory Assets		387.5	652.8
Securitized Assets		12.9	37.7
Deferred Charges and Other Noncurrent Assets		441.0	406.5
TOTAL OTHER NONCURRENT ASSETS		841.4	1,097.0
TOTAL ASSETS		7,435.9	7,261.7
Current Liabilities
Advances from Affiliates		114.1	87.8
Accounts Payable		211.9	205.8
Affiliated Companies		102.9	118.2
Short-term Debt:
Long-term Debt Due Within One Year		47.9	397.0
Risk Management Liabilities		5.8	6.4
Customer Deposits		113.1	69.2
Accrued Taxes		537.8	512.5
Obligations Under Capital Leases		2.9	4.3
Other Current Liabilities		214.2	196.9
TOTAL CURRENT LIABILITIES		1,347.7	1,593.8
Noncurrent Liabilities
Long-term Debt		1,668.7	1,322.3
Long-term Risk Management Liabilities		93.8	126.0
Deferred Income Taxes		763.3	762.9
Regulatory Liabilities and Deferred Investment Tax Credits		1,221.2	1,100.2
Obligations Under Capital Leases		9.2	7.9
Deferred Credits and Other Noncurrent Liabilities		43.8	46.2
TOTAL NONCURRENT LIABILITIES		3,790.8	3,357.6
TOTAL LIABILITIES		5,138.5	4,951.4
Rate Matters
Commitments and Contingencies
Equity
Common Stock		321.2	321.2
Paid-in Capital		838.8	838.8
Retained Earnings		1,136.4	1,148.4
Accumulated Other Comprehensive Income (Loss)		1.0	1.9
TOTAL EQUITY		2,297.4	2,310.3
TOTAL LIABILITIES AND EQUITY		7,435.9	7,261.7
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents		2.0	1.6
Accounts Receivable:
Customers		32.5	32.5
Affiliated Companies		26.2	32.9
Miscellaneous		5.7	4.1
Allowance for Uncollectible Accounts		(0.1)	(0.1)
Total Accounts Receivable		64.3	69.4
Fuel		12.3	12.5
Materials and Supplies		44.8	42.0
Risk Management Assets		10.4	6.4
Accrued Tax Benefits		14.7	28.1
Regulatory Asset for Under-Recovered Fuel Costs		0.0	36.7
Prepayments and Other Current Assets		9.4	8.6
TOTAL CURRENT ASSETS		157.9	205.3
Property, Plant and Equipment
Generation		1,577.0	1,577.2
Transmission		892.3	858.8
Distribution		2,572.8	2,445.1
Other Property, Plant and Equipment		303.5	287.4
Construction Work in Progress		94.0	111.3
Total Property, Plant and Equipment		5,439.6	5,279.8
Accumulated Depreciation and Amortization		1,472.9	1,393.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		3,966.7	3,886.2
Other Noncurrent Assets
Regulatory Assets		369.0	368.1
Employee Benefits and Pension Assets		31.7	40.0
Deferred Charges and Other Noncurrent Assets		7.1	8.7
TOTAL OTHER NONCURRENT ASSETS		407.8	416.8
TOTAL ASSETS		4,532.4	4,508.3
Current Liabilities
Advances from Affiliates		105.5	149.6
Accounts Payable		126.9	102.4
Affiliated Companies		47.1	48.0
Short-term Debt:
Long-term Debt Due Within One Year		375.5	0.5
Risk Management Liabilities		1.0	0.0
Customer Deposits		58.6	54.1
Accrued Taxes		22.4	22.6
Accrued Interest		13.9	14.1
Obligations Under Capital Leases		2.8	3.5
Regulatory Liability for Over-Recovered Fuel Costs		20.1	0.0
Other Current Liabilities		50.6	44.7
TOTAL CURRENT LIABILITIES		821.6	436.0
Noncurrent Liabilities
Long-term Debt		911.5	1,286.0
Deferred Income Taxes		607.8	642.0
Regulatory Liabilities and Deferred Investment Tax Credits		864.7	853.5
Asset Retirement Obligations		46.3	53.0
Obligations Under Capital Leases		9.5	8.3
Deferred Credits and Other Noncurrent Liabilities		32.5	22.5
TOTAL NONCURRENT LIABILITIES		2,462.8	2,857.0
TOTAL LIABILITIES		3,284.4	3,293.0
Rate Matters
Commitments and Contingencies
Equity
Common Stock		157.2	157.2
Paid-in Capital		364.0	364.0
Retained Earnings		724.7	691.5
Accumulated Other Comprehensive Income (Loss)		2.1	2.6
TOTAL EQUITY		1,248.0	1,215.3
TOTAL LIABILITIES AND EQUITY		4,532.4	4,508.3
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents		24.5	1.6
Advances to Affiliates		83.4	2.0
Accounts Receivable:
Customers		24.5	70.9
Affiliated Companies		28.8	30.2
Miscellaneous		20.2	25.8
Allowance for Uncollectible Accounts		(0.7)	(1.3)
Total Accounts Receivable		72.8	125.6
Fuel		120.5	123.6
Materials and Supplies		67.5	67.9
Risk Management Assets		4.8	6.4
Regulatory Asset for Under-Recovered Fuel Costs		18.8	14.1
Prepayments and Other Current Assets		22.2	39.2
TOTAL CURRENT ASSETS		414.5	380.4
Property, Plant and Equipment
Generation		4,672.6	4,624.9
Transmission		1,866.9	1,679.8
Distribution		2,178.6	2,095.8
Other Property, Plant and Equipment		762.7	684.1
Construction Work in Progress		199.3	233.2
Total Property, Plant and Equipment		9,680.1	9,317.8
Accumulated Depreciation and Amortization		2,808.3	2,685.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,871.8	6,632.0
Other Noncurrent Assets
Regulatory Assets		230.8	220.6
Deferred Charges and Other Noncurrent Assets		111.2	109.9
TOTAL OTHER NONCURRENT ASSETS		342.0	330.5
TOTAL ASSETS		7,628.3	7,342.9
Current Liabilities
Advances from Affiliates		0.0	118.7
Accounts Payable		129.1	160.4
Affiliated Companies		64.2	63.7
Short-term Debt:
Other Short-term Debt		0.0	22.0
Long-term Debt Due Within One Year		59.7	3.7
Risk Management Liabilities		0.4	0.2
Customer Deposits		64.5	62.1
Accrued Taxes		42.8	39.0
Accrued Interest		34.7	38.9
Obligations Under Capital Leases		10.2	11.2
Regulatory Liability for Over-Recovered Fuel Costs		11.1	8.7
Other Current Liabilities		107.3	78.7
TOTAL CURRENT LIABILITIES		512.9	598.6
Noncurrent Liabilities
Long-term Debt		2,653.7	2,438.2
Long-term Risk Management Liabilities		2.2	0.0
Deferred Income Taxes		902.8	917.7
Regulatory Liabilities and Deferred Investment Tax Credits		923.0	896.4
Asset Retirement Obligations		191.3	160.3
Employee Benefits and Pension Obligations		24.8	19.5
Obligations Under Capital Leases		50.6	57.8
Deferred Credits and Other Noncurrent Liabilities		51.4	19.9
TOTAL NONCURRENT LIABILITIES		4,799.8	4,509.8
TOTAL LIABILITIES		5,312.7	5,108.4
Rate Matters
Commitments and Contingencies
Equity
Common Stock		135.7	135.7
Paid-in Capital		676.6	676.6
Retained Earnings		1,508.4	1,426.6
Accumulated Other Comprehensive Income (Loss)		(5.4)	(4.0)
TOTAL COMMON SHAREHOLDERS' EQUITY		2,315.3	2,234.9
Noncontrolling Interests		0.3	(0.4)
TOTAL EQUITY		2,315.6	2,234.5
TOTAL LIABILITIES AND EQUITY		$ 7,628.3	$ 7,342.9

[1]	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
[2]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[3]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.